Quarterly Financial Data (Unaudited) - Summarized Quarterly Results (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 5,302	$ 4,863	$ 4,680	$ 4,376	$ 4,713	$ 4,307	$ 4,206	$ 3,968	$ 19,221	$ 17,194	$ 13,475
Gross profit	1,404	1,360	1,173	1,167	1,354	1,247	1,228	1,214	5,104	5,043	4,296
Income from continuing operations	627	598	494	461	637	584	579	583	2,180	2,383	1,909
Income from discontinued operations	31	38	37	41	31	28	26	23	147	108	85
Net income attributable to Company	$ 658	$ 636	$ 531	$ 502	$ 668	$ 612	$ 605	$ 606	$ 2,327	$ 2,491	$ 1,994
Basic:
Income from continuing operations	$ 1.47	$ 1.40	$ 1.16	$ 1.08	$ 1.50	$ 1.38	$ 1.37	$ 1.37	$ 5.11	$ 5.61	$ 4.52
Income from discontinued operations	$ 0.07	$ 0.09	$ 0.09	$ 0.10	$ 0.07	$ 0.06	$ 0.05	$ 0.06	$ 0.35	$ 0.25	$ 0.21
Net income attributable to Company	$ 1.54	$ 1.49	$ 1.25	$ 1.18	$ 1.57	$ 1.44	$ 1.42	$ 1.43	$ 5.46	$ 5.86	$ 4.73
Diluted:
Income from continuing operations	$ 1.47	$ 1.40	$ 1.15	$ 1.07	$ 1.49	$ 1.36	$ 1.35	$ 1.36	$ 5.09	$ 5.58	$ 4.50
Income from discontinued operations	$ 0.07	$ 0.09	$ 0.09	$ 0.10	$ 0.07	$ 0.06	$ 0.06	$ 0.06	$ 0.35	$ 0.25	$ 0.20
Net income attributable to Company	$ 1.53	$ 1.49	$ 1.24	$ 1.17	$ 1.56	$ 1.43	$ 1.42	$ 1.42	$ 5.44	$ 5.83	$ 4.70
Cash dividends per share	$ 0.26	$ 0.26	$ 0.26	$ 0.13	$ 0.13	$ 0.12	$ 0.12	$ 0.12	$ 0.91	$ 0.49	$ 0.45